UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

June 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 162.4%

Security	Principal Amount (000’s omitted)	Value
Education — 16.4%
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/38(1)	$9,750	$11,043,922
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	14,700	16,287,894
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,339,147
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35(1)	15,000	16,877,850
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,810	7,357,842
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,525,214
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,000	2,237,280
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	8,790	10,197,543
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	17,166,294
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	13,500	15,148,215
Tennessee School Bond Authority, 5.50%, 5/1/38	5,000	5,591,700
University of California, 5.25%, 5/15/39	4,450	5,074,335
University of Colorado, (University Enterprise Revenue), 5.25%, 6/1/36(1)	10,000	11,273,100
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,770,538
University of North Carolina at Charlotte, 5.00%, 4/1/32	2,090	2,351,731

		$151,242,605

Electric Utilities — 4.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,616,798
JEA St. Johns River Power Park System Revenue, FL, 4.00%, 10/1/32(1)	10,000	10,165,900
Pima County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,498,600
South Carolina Public Service Authority, (Santee Cooper), 5.50%, 1/1/38	7,110	8,014,676
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,166,405
Wyandotte County/Kansas City, KS, Unified Government Board of Public Utilities, 5.00%, 9/1/36	3,425	3,710,816

		$40,173,195

General Obligations — 13.4%
Bloomfield Hills Schools, MI, 4.00%, 5/1/37	$655	$675,908
California, 5.00%, 12/1/30	7,390	8,512,910
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,937,427
Clark County, NV, 5.00%, 7/1/33	4,500	5,022,495
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/1/32	3,000	3,581,160
Hawaii, 5.00%, 12/1/29	7,620	8,828,837
Hawaii, 5.00%, 12/1/30	6,500	7,440,680
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,239,300
Mississippi, 5.00%, 10/1/30(1)	10,000	11,609,000
Mississippi, 5.00%, 10/1/36(1)	12,075	13,650,667
New York, NY, 5.00%, 10/1/32	10,000	11,131,000
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35	180	192,604
Northside Independent School District, TX, (PSF Guaranteed), 5.00%, 6/15/35(1)	12,250	13,107,745

Security	Principal Amount (000’s omitted)	Value
Oregon, 5.00%, 8/1/35(1)	$6,750	$7,548,727
Oregon, 5.00%, 8/1/36	2,000	2,219,220
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,532,300
Washington, 4.00%, 7/1/28(1)	10,000	10,662,800

		$123,892,780

Hospital — 9.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,118,380
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,964,966
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	11,570	12,405,354
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	2,520	2,555,834
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	860	876,899
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	4,535	4,550,374
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,128,427
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	7,190	7,745,715
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	5,040	1,343,916
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/41	10,000	2,246,800
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	5,355	5,433,129
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	4,385	4,858,887
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	12,220,638
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), 5.25%, 8/15/40	6,105	6,532,777
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,473,263
Wisconsin Health & Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,452,890

		$87,908,249

Industrial Development Revenue — 0.5%
Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,292,204

		$4,292,204

Insured-Education — 3.1%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$19,653,354
Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	7,865	8,530,064

		$28,183,418

Insured-Electric Utilities — 4.0%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$5,000	$5,455,150
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	4,905	5,413,256
Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	13,895	14,176,235
Paducah, KY, Electric Plant Board, (AGC), 5.25%, 10/1/35	2,735	3,040,773
South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	7,840	8,916,275

		$37,001,689

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 2.2%
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.125%, 11/15/39	$3,950	$4,037,295
Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), Prerefunded to 11/15/14, 6.25%, 11/15/44	1,050	1,073,699
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	2,245,894
Schaumburg, IL, (BHAC), (FGIC), Prerefunded to 12/1/14, 5.00%, 12/1/38(1)	12,750	13,011,242

		$20,368,130

Insured-General Obligations — 10.2%
Chicago, IL, Park District, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$37,874
Chicago, IL, Park District, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,716,696
Cincinnati, OH, City School District, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,646,813
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	9,155,356
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 2.75%, 8/15/39	9,530	8,437,004
Kane, Cook and DuPage Counties, IL, School District No. 46, (AMBAC), 0.00%, 1/1/22	29,750	23,917,215
King County, WA, Public Hospital District No. 1, (AGC), 5.00%, 12/1/37(1)	7,000	7,312,060
Palm Springs, CA, Unified School District, (AGC), 5.00%, 8/1/32	8,955	10,025,122
Port Arthur, TX, Independent School District, (AGC), 4.75%, 2/15/38(1)	10,950	11,787,456
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	4,275	4,305,780

		$94,341,376

Insured-Hospital — 15.5%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$8,250	$8,872,710
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	11,000	11,496,430
Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	11,500	12,015,200
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	15,500	16,743,100
Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	3,795	3,879,591
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	15,000	15,618,900
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,500	2,637,725
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,974,099
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	1,675	1,836,236
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(1)	19,150	19,334,606
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(1)	3,100	3,262,812
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	13,115	14,159,347
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	5,795	6,637,187
Washington Health Care Facilities Authority, (Providence Health Care), Series C, (AGM), 5.25%, 10/1/33(1)	8,700	9,764,529
Washington Health Care Facilities Authority, (Providence Health Care), Series D, (AGM), 5.25%, 10/1/33(1)	12,605	14,156,667

		$143,389,139

Insured-Industrial Development Revenue — 1.1%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,901,890

		$9,901,890

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,035	$1,174,156
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	24,000	26,626,560
Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	13,000	13,972,010

		$41,772,726

Insured-Other Revenue — 1.5%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$16,795	$5,586,185
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	8,170,875

		$13,757,060

Insured-Solid Waste — 0.5%
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$2,760	$3,220,948
Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	1,575	1,824,275

		$5,045,223

Insured-Special Tax Revenue — 6.1%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$14,894,131
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	11,880,737
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	13,946,400
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	3,833,765
Utah Transportation Authority, Sales Tax Revenue, (AGM), 4.75%, 6/15/32(1)	10,800	11,869,200

		$56,424,233

Insured-Student Loan — 0.8%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$6,630	$7,384,958

		$7,384,958

Insured-Transportation — 22.0%
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34(1)	$21,640	$22,247,434
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	2,500	2,796,150
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,110,660
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	2,008,602
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	1,570	1,730,140
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,124,579
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,268,002
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,759,043
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/23(2)	10,070	2,633,104
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 0.00%, 1/1/28(2)	3,100	601,958
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(3)	15,000	6,749,700
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	8,264,346
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	6,817,000
Harris County, TX, Toll Road, Senior Lien, (BHAC), (NPFG), 5.00%, 8/15/33(1)	7,800	8,580,156
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	7,176,479
Maryland Transportation Authority, (AGM), 5.00%, 7/1/35(1)	20,995	23,265,814
Maryland Transportation Authority, (AGM), 5.00%, 7/1/36(1)	14,000	15,514,240

Security	Principal Amount (000’s omitted)	Value
Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	$1,785	$2,006,965
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	13,438,854
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	1,015	1,124,965
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	1,160	1,277,763
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48(1)	20,000	22,608,400
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/26(1)	10,000	11,186,900
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	896,457
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,022,970
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	492,880
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	15,306,152
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/20	15,845	13,816,206

		$203,825,919

Insured-Water and Sewer — 15.9%
Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(1)	$2,000	$2,162,260
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	3,185	3,615,867
Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	1,985	2,253,531
Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	3,170	3,579,976
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	2,060	2,278,793
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	13,670	10,280,113
DeKalb County, GA, Water and Sewer, (AGM), 5.25%, 10/1/32(1)	10,000	11,846,300
Detroit, MI, Water Supply System, (NPFG), 5.00%, 7/1/34	8,680	8,679,653
District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	8,500	9,283,360
Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33(1)	27,570	30,570,144
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	6,946,052
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,333,830
Massachusetts Water Resources Authority, (AMBAC), (BHAC), 4.00%, 8/1/40	9,095	9,173,672
New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40(1)	9,500	10,845,865
San Luis Obispo County, CA, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	3,535	3,614,219
Seattle, WA, Drain and Wastewater Revenue, (AGM), 5.00%, 6/1/38(1)	27,670	30,484,868

		$146,948,503

Lease Revenue/Certificates of Participation — 1.5%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,110	$2,408,840
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	335	377,997
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30(1)	10,000	11,283,500

		$14,070,337

Other Revenue — 2.7%
New York, NY, Transitional Finance Authority, Building Aid Revenue, 5.00%, 7/15/36(1)	$10,750	$11,936,155
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	9,200	10,790,772
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,817,164

		$24,544,091

Senior Living/Life Care — 0.1%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$1,175	$1,301,841

		$1,301,841

Special Tax Revenue — 7.9%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	$20,000	$22,717,200
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	22,116,400
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,376,100
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,687,347
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,476,131

		$73,373,178

Security	Principal Amount (000’s omitted)	Value
Transportation — 10.7%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	$3,205	$3,693,763
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,670,670
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,884,950
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,830,704
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	5,056,666
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	4,640	5,123,906
Metropolitan Transportation Authority, NY, 5.25%, 11/15/40	4,735	5,206,038
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,501,021
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	11,665,000
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	2,915	3,142,516
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	2,590	2,764,721
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	5,000	5,152,850
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,390,935
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,640,050
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/33	5,000	5,573,000

		$99,296,790

Water and Sewer — 8.0%
California Department of Water Resources, (Central Valley Project), 5.25%, 12/1/35(1)	$10,000	$11,755,600
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/35	2,735	3,041,457
Chicago, IL, Water Revenue, 5.00%, 11/1/42	5,000	5,255,250
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,060,595
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	1,957,140
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	2,898,331
Honolulu, HI, City and County Wastewater System, 5.25%, 7/1/36(1)	9,750	10,933,357
King County, WA, Sewer Revenue, 5.00%, 1/1/34(1)	10,000	11,058,500
Marco Island, FL, Utility System, 5.00%, 10/1/34	1,445	1,599,557
Marco Island, FL, Utility System, 5.00%, 10/1/40	6,325	6,879,639
New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/31	10,000	11,319,500
Portland, OR, Water System, 5.00%, 5/1/36	5,385	5,956,564

		$73,715,490

Total Tax-Exempt Municipal Securities — 162.4% (identified cost $1,394,446,791)		$1,502,155,024

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Transportation — 0.0%(4)
Las Vegas Monorail Co., Jr. Subordinated Notes, 3.00% to 12/31/15, 5.50%, 7/15/55(3)(5)(6)	$125	$16,703
Las Vegas Monorail Co., Sr. Secured Notes, 5.50%, 7/15/19(5)(6)	451	81,132

Total Corporate Bonds & Notes — 0.0%(4) (identified cost $34,453)		$97,835

Total Investments — 162.4% (identified cost $1,394,481,244)		$1,502,252,859

Other Assets, Less Liabilities — (62.4)%		$(576,997,298)

Net Assets — 100.0%		$925,255,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2014, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

New York	12.2%
Texas	11.9%
Others, representing less than 10% individually	75.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2014, 53.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 21.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Defaulted security. Issuer has defaulted on the payment of interest or has filed for bankruptcy.

(3)	Security is in default and making only partial interest payments.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

A summary of open financial instruments at June 30, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/14	344 U.S. Long Treasury Bond	Short	$(46,842,495)	$(47,192,500)	$(350,005)

At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $350,005.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$789,035,492

Gross unrealized appreciation	$127,341,649
Gross unrealized depreciation	(17,154,282)

Net unrealized appreciation	$110,187,367

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Tax-Exempt Municipal Securities	$—	$1,502,155,024	$—	$1,502,155,024
Corporate Bonds & Notes	—	—	97,835	97,835
Total Investments	$—	$1,502,155,024	$97,835	$1,502,252,859

Liability Description
Futures Contracts	$(350,005)	$—	$—	$(350,005)
Total	$(350,005)	$—	$—	$(350,005)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2014 is not presented.

At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 25, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 25, 2014